Business Combinations - Summary of Retrospective Adjustments of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Goodwill	$ 9,934,494		$ 10,490,309	$ 10,506,519	$ 335,172	$ 353,924	$ 10,445,415
Other intangible assets	1,406,865		1,617,261		$ 47,465
OPERATING COSTS	$ 237,708,937	$ 8,019,870	221,696,922	$ 233,167,308
Operating expenses			26,526,815
Previously stated [member]
Disclosure of detailed information about business combination [Line Items]
Goodwill			10,558,878
Other intangible assets			1,560,989
OPERATING COSTS			221,689,888
Operating expenses			$ 26,485,716